SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Apr. 20, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Brand & non-compete	$ 531,051	$ 531,051	$ 531,051
Intangible asset useful life	10 years	10 years
Intangible asset average remining useful life	9 years 6 months
Less – accumulated amortization	$ (39,828)	$ (53,104)		$ 0
Total intangible assets, net	$ 491,223	$ 477,947	$ 531,051
Finite-Lived Intangible Assets, Remaining Amortization Period		9 years 6 months